INTANGIBLE ASSETS - Additional Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Financing charges related to intangible assets under development	$ 3	$ 4
Amortization expense for intangible assets, 2026	91
Amortization expense for intangible assets, 2027	88
Amortization expense for intangible assets, 2028	83
Amortization expense for intangible assets, 2029	74
Amortization expense for intangible assets, 2030	$ 66